                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
---------------------------------------------

Check here if Amendment  [  ];  Amendment Number:
  This Amendment (Check only one.) :
                                    [  ]  is a restatement.
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name:                   Dai-Ichi Life Investment Management (U.S.A.), Inc.

Address:                399 Park Avenue, 24th Floor
                        New York, NY 10022

Form 13F File Number:   28-4697
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:       Atsushi Miyazaki

Title:      President

Phone:      212-350-7625

Signature, Place, and Date of Signing:

/s/Atsushi Miyazaki        New York, New York              February 14, 2000
-------------------        ------------------              -----------------
   Atsushi Miyazaki        [City, State]                   [Date]
   [Signature]


Report Type (Check only one.):
-----------------------------

[ ] 13F HOLDINGS REPORT.

[x] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
-------------------------------------------------
            Form 13F File Number    Name
            28-6348                 The Dai-Ichi Mutual Life Insurance Company


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:   $                     (thousands)
                                           --------------------

List of Other Included Managers:

No.         13F File Number         Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.